1900 K Street, N.W.
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www.dechert.com

Brenden P. Carroll

brenden.carroll@dechert.com
+1 202 261 3458 Direct

March 3, 2015

Via Edgar

U.S. Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, N.E.
Washington, D.C. 20549

Re:	HSBC Funds ( the “Registrant”)
File Nos. 033-07647 and 811-04782

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Registrant, that: (i) the form of Prospectuses for the HSBC Money Market Funds and the HSBC Equity Funds that the Registrant would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 184, which was filed on February 27, 2015; and (ii) the text of Post-Effective Amendment No. 184 was filed electronically on February 27, 2015.

Please direct any questions concerning the filing to me at 202.261.3458.

Very truly yours,

/s/ Brenden P. Carroll

Brenden P. Carroll